Business acquisitions (Details) - USD ($)		1 Months Ended
	Jan. 14, 2022	Dec. 27, 2021	Dec. 31, 2022	Dec. 31, 2021
Common stock (5,201,863 shares)			$ 20,000	$ 18,000
Common stock, shares			206,844,580	184,266,934
Non-current assets			$ 240,000	$ 0
Goodwill			12,672,000	26,055,000
Deferred tax liability			$ 1,410,000	$ 0
EV Group Holdings LLC [Member] | Final [Member]
Net Cash	$ 1,231,000
Accrued expenses	19,000
Contingent consideration liability, net of $72 contingent consideration asset	7,000
Common stock (5,201,863 shares)	17,530,000
Total Consideration	18,787,000
Cash	104,000
Deposits, prepaids and other current assets, net	5,000
Non-current assets	391,000
Operating lease right-of-use asset	2,496,000
Goodwill	6,730,000
Intangible Assets, net	15,921,000
Total assets	25,647,000
Accrued liabilities	44,000
Deferred revenue	167,000
Operating lease liability	2,017,000
Deferred tax liability	4,632,000
Total liabilities	6,860,000
Total fair value of identifiable net assets and liabilities	18,787,000
EV Group Holdings LLC [Member] | Preliminary Estimates [Member]
Net Cash	1,231,000
Accrued expenses	19,000
Contingent consideration liability, net of $72 contingent consideration asset	7,000
Contingent consideration asset	72,000
Common stock (5,201,863 shares)	$ 17,530,000
Common stock, shares	5,201,863
Total Consideration	$ 18,787,000
Cash	104,000
Deposits, prepaids and other current assets, net	5,000
Non-current assets	391,000
Operating lease right-of-use asset	2,017,000
Goodwill	18,498,000
Intangible Assets, net	0
Total assets	21,015,000
Accrued liabilities	44,000
Deferred revenue	167,000
Operating lease liability	2,017,000
Deferred tax liability	0
Total liabilities	2,228,000
Total fair value of identifiable net assets and liabilities	18,787,000
EV Group Holdings LLC [Member] | Measurement Period Adjustments [Member]
Net Cash	0	$ 2,450,000
Accrued expenses	0
Contingent consideration liability, net of $72 contingent consideration asset	0
Common stock (5,201,863 shares)	0	0
Total Consideration	0	2,450,000
Cash	0
Deposits, prepaids and other current assets, net	0	0
Non-current assets	0
Operating lease right-of-use asset	479,000	0
Goodwill	(11,768,000)	(11,578,000)
Intangible Assets, net	15,921,000	11,569
Total assets	4,632,000	9,000
Accrued liabilities	0	(459,000)
Deferred revenue	0	0
Operating lease liability	0	0
Deferred tax liability	4,632,000
Total liabilities	4,632,000	2,459,000
Total fair value of identifiable net assets and liabilities	$ 0	$ 2,450,000